N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TRANSAMERICA VARIABLE FUNDS
Entity Central Index Key	0000916943
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	No fee is charged by the Contract for redemption.
Transaction Charges	None	Transfers

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each
year,
for

your Contract depending on the options you choose. Please

refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Annuity Contract Fee Tables And Expense Examples
	Annual Fee	Minimum	Maximum	Annual Contract Charges
	Base Contract	1.10%	1.25%
	Annual Contract Fee 1	None	$50
	Investment options 2 ( Portfolio Company fees and expenses)	0.32%	1.02%
	Optional Benefit Expenses	None

1
TFLIC does not currently assess an Annual Contract fee.
2
  As a percentage of Portfolio Company assets.

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

				Annuity Contract Fee Tables And Expense Examples
	Lowest Annual Cost Estimate: $1,445	Highest Annual Cost Estimate: $2,301

	Assumes: • Investment of $100,000 • 5% annual return • Least expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments , transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual return • Most expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments , transfers or withdraw als

Charges for Early Withdrawals [Text Block]	No fee is charged by the Contract for redemption.
Transaction Charges [Text Block]	None
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each
year,
for

your Contract depending on the options you choose. Please

refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Annuity Contract Fee Tables And Expense Examples
	Annual Fee	Minimum	Maximum	Annual Contract Charges
	Base Contract	1.10%	1.25%
	Annual Contract Fee 1	None	$50
	Investment options 2 ( Portfolio Company fees and expenses)	0.32%	1.02%
	Optional Benefit Expenses	None

1
TFLIC does not currently assess an Annual Contract fee.
2
  As a percentage of Portfolio Company assets.

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

				Annuity Contract Fee Tables And Expense Examples
	Lowest Annual Cost Estimate: $1,445	Highest Annual Cost Estimate: $2,301

	Assumes: • Investment of $100,000 • 5% annual return • Least expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments , transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual return • Most expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments , transfers or withdraw als

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.10%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.32%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.02%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Portfolio Company assets.
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest and Highest Annual Cost [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each
year,
for

your Contract depending on the options you choose. Please

refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Annuity Contract Fee Tables And Expense Examples
	Annual Fee	Minimum	Maximum	Annual Contract Charges
	Base Contract	1.10%	1.25%
	Annual Contract Fee 1	None	$50
	Investment options 2 ( Portfolio Company fees and expenses)	0.32%	1.02%
	Optional Benefit Expenses	None

1
TFLIC does not currently assess an Annual Contract fee.
2
  As a percentage of Portfolio Company assets.

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

				Annuity Contract Fee Tables And Expense Examples
	Lowest Annual Cost Estimate: $1,445	Highest Annual Cost Estimate: $2,301

	Assumes: • Investment of $100,000 • 5% annual return • Least expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments , transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual return • Most expensive fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments , transfers or withdraw als

Lowest Annual Cost [Dollars]	$ 1,445
Highest Annual Cost [Dollars]	$ 2,301
Risks [Table Text Block]

RISK		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short- Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.	Principal Risks of Investing in the Contract

The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a)

Federal Income Tax Status

and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.
Risks Associated with Investment Choices
An investment in the Contract is subject to the risk of poor investment performance. The investment performance of your Contract can vary depending on the performance of the
Subaccounts
options that you choose.

Each Subaccount has its own unique risks. You should review the Subaccounts carefully before making an investment decision.
Prospectus of each Portfolio Company/Investment Option Appendix-Portfolio Companies available under Your Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.

More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting
www.transamerica.com
or calling toll-free[(800)
755-5801.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	We reserve the right to remove or substitute the Portfolio Companies that are available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	None available.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

If you purchased the Contract through a
tax-qualified
plan or individual retirement account (IRA), you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59
1
⁄
2
.

Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to recommend the Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]
Annuity Contract Fee Tables And Expense Examples
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract.
The first table describes the fees and expenses that you will, directly or indirectly pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may be deducted upon the purchase of a
Fixed Annuity
under the Contract.

Transaction Expenses

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)	0%

Exchange Fee	$0
The following table shows the fees and expenses that you will pay each year
during the time that you own the Contract not including the fees and expenses of the Underlying Investments.
Annual Contract Expenses:

Base Contract Annual Expenses (as a percentage of average account value)

Annual Contract Fee	$50 (1)

Base Contract Fee	1.25% (2)

(1)
TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.

(2)	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the
Contract
.
A complete list of the Portfolio Companies available under the Contract, including their annual expenses, may be found under
Appendix: Portfolio Companies Available Under the Contract
.

Annual Portfolio Company Expenses (1)	Minimum	Maximum

Expenses (expenses that are deducted from Underlying Investment assets, including management fees, distribution and/or service and 12b-1 fees, and other expenses)	0.32%	1.02%

(1)	The expenses shown are those incurred for the year ended October 31, 2023, Current or future expenses may be greater or less than those shown.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will, directly or indirectly pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may be deducted upon the purchase of a
Fixed Annuity
under the Contract.

Transaction Expenses

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)	0%

Exchange Fee	$0

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]
The following table shows the fees and expenses that you will pay each year
during the time that you own the Contract not including the fees and expenses of the Underlying Investments.
Annual Contract Expenses:

Base Contract Annual Expenses (as a percentage of average account value)

Annual Contract Fee	$50 (1)

Base Contract Fee	1.25% (2)

(1)
TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.

(2)	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%	[2]
Base Contract Expense, Footnotes [Text Block]	TFLIC does not currently assess an Annual Contract fee.
Other Annual Expense, Maximum [Dollars]	$ 50	[3],[4]
Other Annual Expense, Minimum [Dollars]	$ 0	[3]
Other Annual Expense, Footnotes [Text Block]	TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the
Contract
.
A complete list of the Portfolio Companies available under the Contract, including their annual expenses, may be found under
Appendix: Portfolio Companies Available Under the Contract
.

Annual Portfolio Company Expenses (1)	Minimum	Maximum

Expenses (expenses that are deducted from Underlying Investment assets, including management fees, distribution and/or service and 12b-1 fees, and other expenses)	0.32%	1.02%

(1)	The expenses shown are those incurred for the year ended October 31, 2023, Current or future expenses may be greater or less than those shown.
		[5]
Portfolio Company Expenses [Text Block]	Expenses (expenses that are deducted from Underlying Investment assets, including management fees, distribution and/or service and 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.32%	[5]
Portfolio Company Expenses Maximum [Percent]	1.02%	[5]
Portfolio Company Expenses, Footnotes [Text Block]	The expenses shown are those incurred for the year ended October 31, 2023, Current or future expenses may be greater or less than those shown.
Surrender Example [Table Text Block]
Expense Example:
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.
If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.

The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.02%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,301	$7,094	$12,152	$26,055

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,301
Surrender Expense, 3 Years, Maximum [Dollars]	7,094
Surrender Expense, 5 Years, Maximum [Dollars]	12,152
Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,055
Annuitize Example [Table Text Block]
Expense Example:
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.
If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.

The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.02%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,301	$7,094	$12,152	$26,055

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,301
Annuitized Expense, 3 Years, Maximum [Dollars]	7,094
Annuitized Expense, 5 Years, Maximum [Dollars]	12,152
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 26,055
No Surrender Example [Table Text Block]
Expense Example:
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Separate Account annual expenses and the fees and expenses of the Underlying Investments.
If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.

The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (1.02%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,301	$7,094	$12,152	$26,055

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,301
No Surrender Expense, 3 Years, Maximum [Dollars]	7,094
No Surrender Expense, 5 Years, Maximum [Dollars]	12,152
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 26,055
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
There are risks associated with investing in the Contract
. The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your Subaccounts. When you invest in the Separate Account, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of your Subaccounts and each Subaccount may have its own unique risks. You could lose the amount you allocate to a Subaccount.
Risks of an Increase in Current Fees and Expenses
. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment

Risk.

You bear the risk of any decline in the Contract value caused by the performance of the Underlying Investments held by the Subaccounts. Those investments could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Underlying Investment. This risk could have a significant negative impact on the value of certain benefits offered under the Contract. The investment risks described in the prospectuses are for the Underlying Investments.
Risks of Managing General Account Assets
. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Insolvency
. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Tax Consequences
. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals are generally restricted prior to age 59
1
⁄
2
, otherwise, a tax penalty may apply. The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.
Cyber Security and Business Continuity Risks
.
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Contract. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man-made
disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Contract. See
“Non-Principal
Risks of Investing in the Contract” in the SAI for additional information.
Market Risks.
The market values of the Portfolio Companies’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions. See
“Non-Principal
Risks of Investing in the Contract” in the SAI for additional information.

Item 10. Benefits Available (N-4) [Text Block]
Benefits under the Contract
The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Provides a death benefit to the beneficiary.	Standard	No Charge	Only payable if the Participant dies before the Annuity Purchase Date.
Example: Assuming that the participant has died and has not yet purchased a fixed annuity, the participant’s beneficiary will receive the full account value once the death claim is submitted.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Provides a death benefit to the beneficiary.	Standard	No Charge	Only payable if the Participant dies before the Annuity Purchase Date.

Operation of Benefit [Text Block]
DEATH BENEFIT
Under Section 403(b), Section 457, and 408(IRA) Contracts, if a Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum or, if the beneficiary is under the age of 75 at the time of the Participant’s death, the beneficiary may elect to have the Accumulation Amount applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax-qualified
Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for additional information.
If the Participant dies before the Annuity StartDate, his/her entire interest must generally be distributed as follows: (1) if there is no designated beneficiary (for example, the Participant does not name an individual beneficiary or the beneficiary chosen is the Participant’s estate), then it must be fully distributed by the end of the fifth year following the year of death (and if required distributions began prior to the Participant’s death then the remaining balance also must be distributed at least as rapidly as it was during the Participant’s life), (2) if payable to a designated beneficiary (e.g. an individual), then it must be fully distributed by the end of the tenth year following the year of death, or (3) if payable to an eligible designated beneficiary, then the eligible designated beneficiary may elect to have his/her interest distributed over their life or over a period not extending beyond their life expectancy, beginning within one year after the date of death. An eligible designated beneficiary includes the Participant’s surviving spouse or minor child, a disabled individual, a chronically ill individual, or an individual who is not more than 10 years younger than the Participant. Certain trusts created for the exclusive benefit of disabled or chronically ill beneficiaries are included. The Participant’s minor child must still take remaining distributions within 10 years once they reach the age of majority as defined by the IRS. If the beneficiary is the Participant’s spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 73. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).
If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant’s death is received by TFLIC. If the beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary’s Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.
For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, subject to the terms of any underlying Plan the remaining value will be paid in the following order: Participant’s

(1) spouse, (2) children, (3) parents, (4) siblings and (5) estate.
For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.
Credit of Purchase Payments
A Participant’s initial Purchase Payment will be credited to the Participant’s Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (2) two business days after receipt of the Purchase Payment by TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528, if the contract application and/or Participant’s enrollment form is complete upon receipt, or (2) two business days after an application and/ or enrollment form which is incomplete upon receipt by TFLIC is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and (ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to TFLIC retaining the Purchase Payment until such information is made complete. Subsequent Purchase Payments will be credited to the Participant’s Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by TFLIC.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix- Portfolio Companies Available Under the Contract
The following is a list of current
Portfolio Companies
available under the Contract which are subject to change as discussed in this prospectus. Depending on the
Separate Account
of your Contract, you may not be able to invest in certain Portfolio Companies. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies that are available in your plan.
More information about each Portfolio Company is available in its prospectuses. The prospectuses, which may be amended from time to time, can be found online at by accessing your account at
www.transamerica.com
.
You can also request this information at no cost by calling our Administrative Office at (800)
755-5801.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Fund Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns ( as of 12/31/2023)
			1 Year	5 Years	10 Years
Fund Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica Government Money Market*-Class I3 1 Sub-Adviser: BlackRock Investment Management, LLC	0.31%	3.65%	1.05%	0.57%
Fund Objective: Seeks to achieve maximum total return.	Transamerica Core Bond-Class I3 4,12 Sub-Adviser: Aegon USA Investment Management, LLC	0.42%	4.74%	0.23%	0.93%
Fund Objective: Seeks a high level of current income by investing in high-yield debt securities.	High Yield Bond-Class I3 5 Sub-Adviser: Aegon USA Investment Management, LLC	0.60%	9.56%	3.24%	2.88%
Fund Objective: Seeks maximum real return, consistent with appreciation of capital.	Transamerica Inflation Opportunities-Class I3 3,14 Sub-Adviser: PineBridge Investments LLC	0.50%	-1.53%	0.79%	0.47%
Fund Objective: Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.	Transamerica Short Term Bond-Class I3 13 Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	4.54%	N/A	N/A
Fund Objective: Seeks to provide a high total investment return.	Transamerica Balanced II-Class I3 6 Sub-Adviser: Aegon USA Investment Management, LLC	0.58%	17.48%	9.27%	6.99%
Fund Objective: Seeks to provide long-term capital appreciation.	Transamerica Large Value Opportunities-Class I3 7 Sub-Adviser: PineBridge Investments LLC	0.50%	7.07%	9.23%	6.42%
Fund Objective: Seeks to provide capital appreciation.	Transamerica Large Core ESG-Class I3 8, Sub-Adviser: PineBridge Investments LLC	0.52%	24.63%	13.66%	9.84%

Fund Objective: Seeks to maximize long-term growth.	Transamerica Large Growth-Class I3 9 Sub-Adviser: Morgan Stanley Investment Management Inc.	0.70%	42.06%	13.54%	11.2%
Fund Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns ( as of 12/31/2023)
			1 Year	5 Years	10 Years
Fund Objective: Seeks long-term capital appreciation.	Transamerica Small Cap Growth-Class I3 10 Sub-Adviser: Ranger Investment Management, LP	1.00%	18.77	N/A	N/A
Fund Objective: Seeks long-term capital appreciation.	Transamerica Small Cap Value-Class I3 10 Sub-Adviser: Peregrine Capital Management LLC	0.84%	7.6%	N/A	N/A
Fund Objective: Seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica International Equity-Class I3 11 Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.75%	14.9%	6.76%	2.24%
Fund Objective: Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio-Class I Adviser: Calvert Research and Management	0.65%	15.55%	9.13%	6.33%
*Government Money Market: The 7-Day Yield was 3.69% as of December 31, 2023. The 7-Day Effective Yield was 3.76% as of December 31, 2023.
(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners

Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market

Fund thereafter.

(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2023, does not have five or ten year annualized total returns.
(3) Transamerica Inflation Opportunities, was added effective October 27, 2023 and as of December 31, 2023 does not have any annualized total returns.
(4) Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond

Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.

(5) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield

Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners

Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8) Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG and the fund’s investment strategy was revised to include an ESG overlay. Total returns calculated for the period from March 17, 2017 to February 28, 2023 reflect the performance of the Transamerica Large Core. Total returns calculated for periods prior to March 17, 2017 reflect the performance of the Transamerica Partners Large Core Portfolio..

(9) Total returns calculated for any period for the Large Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2023, do not have five or ten year annualized total returns.
(11) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(12) Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.
(13) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
(14) Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund merged into Transamerica Inflation Opportunities Fund.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

Prospectuses Available [Text Block]
The following is a list of current
Portfolio Companies
available under the Contract which are subject to change as discussed in this prospectus. Depending on the
Separate Account
of your Contract, you may not be able to invest in certain Portfolio Companies. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies that are available in your plan.
More information about each Portfolio Company is available in its prospectuses. The prospectuses, which may be amended from time to time, can be found online at by accessing your account at
www.transamerica.com
.
You can also request this information at no cost by calling our Administrative Office at (800)
755-5801.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Fund Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns ( as of 12/31/2023)
			1 Year	5 Years	10 Years
Fund Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica Government Money Market*-Class I3 1 Sub-Adviser: BlackRock Investment Management, LLC	0.31%	3.65%	1.05%	0.57%
Fund Objective: Seeks to achieve maximum total return.	Transamerica Core Bond-Class I3 4,12 Sub-Adviser: Aegon USA Investment Management, LLC	0.42%	4.74%	0.23%	0.93%
Fund Objective: Seeks a high level of current income by investing in high-yield debt securities.	High Yield Bond-Class I3 5 Sub-Adviser: Aegon USA Investment Management, LLC	0.60%	9.56%	3.24%	2.88%
Fund Objective: Seeks maximum real return, consistent with appreciation of capital.	Transamerica Inflation Opportunities-Class I3 3,14 Sub-Adviser: PineBridge Investments LLC	0.50%	-1.53%	0.79%	0.47%
Fund Objective: Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.	Transamerica Short Term Bond-Class I3 13 Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	4.54%	N/A	N/A
Fund Objective: Seeks to provide a high total investment return.	Transamerica Balanced II-Class I3 6 Sub-Adviser: Aegon USA Investment Management, LLC	0.58%	17.48%	9.27%	6.99%
Fund Objective: Seeks to provide long-term capital appreciation.	Transamerica Large Value Opportunities-Class I3 7 Sub-Adviser: PineBridge Investments LLC	0.50%	7.07%	9.23%	6.42%
Fund Objective: Seeks to provide capital appreciation.	Transamerica Large Core ESG-Class I3 8, Sub-Adviser: PineBridge Investments LLC	0.52%	24.63%	13.66%	9.84%

Fund Objective: Seeks to maximize long-term growth.	Transamerica Large Growth-Class I3 9 Sub-Adviser: Morgan Stanley Investment Management Inc.	0.70%	42.06%	13.54%	11.2%
Fund Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns ( as of 12/31/2023)
			1 Year	5 Years	10 Years
Fund Objective: Seeks long-term capital appreciation.	Transamerica Small Cap Growth-Class I3 10 Sub-Adviser: Ranger Investment Management, LP	1.00%	18.77	N/A	N/A
Fund Objective: Seeks long-term capital appreciation.	Transamerica Small Cap Value-Class I3 10 Sub-Adviser: Peregrine Capital Management LLC	0.84%	7.6%	N/A	N/A
Fund Objective: Seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica International Equity-Class I3 11 Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.75%	14.9%	6.76%	2.24%
Fund Objective: Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio-Class I Adviser: Calvert Research and Management	0.65%	15.55%	9.13%	6.33%
*Government Money Market: The 7-Day Yield was 3.69% as of December 31, 2023. The 7-Day Effective Yield was 3.76% as of December 31, 2023.
(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners

Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market

Fund thereafter.

(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2023, does not have five or ten year annualized total returns.
(3) Transamerica Inflation Opportunities, was added effective October 27, 2023 and as of December 31, 2023 does not have any annualized total returns.
(4) Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond

Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.

(5) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield

Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners

Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8) Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG and the fund’s investment strategy was revised to include an ESG overlay. Total returns calculated for the period from March 17, 2017 to February 28, 2023 reflect the performance of the Transamerica Large Core. Total returns calculated for periods prior to March 17, 2017 reflect the performance of the Transamerica Partners Large Core Portfolio..

(9) Total returns calculated for any period for the Large Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2023, do not have five or ten year annualized total returns.
(11) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(12) Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.
(13) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
(14) Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund merged into Transamerica Inflation Opportunities Fund.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
This
Contract
is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a)

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance. The investment performance of your Contract can vary depending on the performance of the
Subaccounts
options that you choose.

Each Subaccount has its own unique risks. You should review the Subaccounts carefully before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.

More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting
www.transamerica.com
or calling toll-free[(800)
755-5801.

Risks Of An Increase In Current Fees And Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Risks of an Increase in Current Fees and Expenses
	. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment

Risk.

You bear the risk of any decline in the Contract value caused by the performance of the Underlying Investments held by the Subaccounts. Those investments could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Underlying Investment. This risk could have a significant negative impact on the value of certain
	benefits offered under the Contract. The investment risks described in the prospectuses are for the Underlying Investments.
Risks Of Managing General Account Assets [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Managing General Account Assets
	. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Insolvency [Member]
Prospectus:
Principal Risk [Text Block]
Insurance Company Insolvency
	. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences
. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals are generally restricted prior to age 59
1
⁄
2
	, otherwise, a tax penalty may apply. The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.
Cyber Security And Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Cyber Security and Business Continuity Risks
.
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Contract. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man-made
disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Contract. See
“Non-Principal
	Risks of Investing in the Contract” in the SAI for additional information.
Market Risks [Member]
Prospectus:
Principal Risk [Text Block]
Market Risks.
The market values of the Portfolio Companies’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions orinterventions. See
“Non-Principal
	Risks of Investing in the Contract” in the SAI for additional information.
Transamerica Government Money MarketClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Transamerica Government Money Market*-Class I3	[6]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	0.57%
Transamerica Core BondClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks to achieve maximum total return
Portfolio Company Name [Text Block]	Transamerica Core Bond-Class I3	[7],[8]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	0.93%
High Yield BondClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks a high level of current income by investing in high-yield debt securities.
Portfolio Company Name [Text Block]	High Yield Bond-Class I3	[9]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	9.56%
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	2.88%
Transamerica Inflation OpportunitiesClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks maximum real return, consistent with appreciation of capital.
Portfolio Company Name [Text Block]	Transamerica Inflation Opportunities-Class I3	[10],[11]
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(1.53%)
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	0.47%
Transamerica Short Term BondClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity
Portfolio Company Name [Text Block]	Transamerica Short Term Bond-Class I3	[12]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	4.54%
Transamerica Balanced IIClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks to provide a high total investment return
Portfolio Company Name [Text Block]	Transamerica Balanced II-Class I3	[13]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	6.99%
Transamerica Large Core ESGClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Large Core ESG-Class I3	[14]
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	24.63%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.84%
Transamerica Large GrowthClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks to maximize long-term growth
Portfolio Company Name [Text Block]	Transamerica Large Growth-Class I3	[15]
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Transamerica Small Cap GrowthClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Small Cap Growth-Class I3	[16]
Portfolio Company Subadviser [Text Block]	Ranger Investment Management, LP
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.77%
Transamerica Small Cap ValueClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Small Cap Value-Class I3	[16]
Portfolio Company Subadviser [Text Block]	Peregrine Capital Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.60%
Transamerica International EquityClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks maximum long-term total return consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
Portfolio Company Name [Text Block]	Transamerica International Equity-Class I3	[17]
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	2.24%
Calvert VP SRI Balanced PortfolioClass I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio-Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.55%
Average Annual Total Returns, 5 Years [Percent]	9.13%
Average Annual Total Returns, 10 Years [Percent]	6.33%
Transamerica Large Value OpportunitiesClass I3 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fund Objective: Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Transamerica Large Value Opportunities-Class I3	[18]
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit to the beneficiary.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Only payable if the Participant dies before the Annuity Purchase Date
Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Base Contract Fee [Member]
Prospectus:
Base Contract Expense, Footnotes [Text Block]	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

[1]	As a percentage of Portfolio Company assets.
[2]	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.
[3]	TFLIC does not currently assess an Annual Contract fee.
[4]	TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.
[5]	The expenses shown are those incurred for the year ended October 31, 2023, Current or future expenses may be greater or less than those shown.
[6]	Government Money Market: The 7-Day Yield was 3.69% as of December 31, 2023. The 7-Day Effective Yield was 3.76% as of December 31, 2023.
[7]	Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.
[8]	Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.
[9]	Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.
[10]	Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund merged into Transamerica Inflation Opportunities Fund.
[11]	Transamerica Inflation Opportunities, was added effective October 27, 2023 and as of December 31, 2023 does not have any annualized total returns.
[12]	Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
[13]	Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.
[14]	Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG and the fund’s investment strategy was revised to include an ESG overlay. Total returns calculated for the period from March 17, 2017 to February 28, 2023 reflect the performance of the Transamerica Large Core. Total returns calculated for periods prior to March 17, 2017 reflect the performance of the Transamerica Partners Large Core Portfolio..
[15]	Total returns calculated for any period for the Large Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.
[16]	Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2023, do not have five or ten year annualized total returns.
[17]	Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.
[18]	Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.